Financial Instruments (Details)						1 Months Ended			12 Months Ended
	Sep. 11, 2021 AUD ($)	Sep. 07, 2021 AUD ($)	Sep. 07, 2020 AUD ($)	Sep. 11, 2019 AUD ($)	Sep. 07, 2019 AUD ($)	Jul. 27, 2021 AUD ($)	Aug. 26, 2019 AUD ($)	Jul. 27, 2019 AUD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2020 AUD ($)	Jun. 30, 2019 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Financial Instruments (Details) [Line Items]
Average annual movement foreign exchange rate									9.16%	2.17%
Impact of weakened/strengthened of Australian dollar against US Dollar on post-tax loss (in Dollars)									$ 1,896,923	$ 105,090
Interest rate									0.05%
Cash And Cash Equivalent [Member] | Interest Rate of 0.00 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts											$ 66,534
Interest rate											0.00%
Cash And Cash Equivalent [Member] | Interest Rate of 0.05 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts											$ 45,486
Interest rate											0.05%
Cash And Cash Equivalent [Member] | Interest Rate of 0.60 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts											$ 1,354,771
Interest rate											0.60%
Cash And Cash Equivalent [Member] | Interest Rate of 0 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts											$ 15
Interest rate											0.00%
Cash And Cash Equivalent [Member]
Financial Instruments (Details) [Line Items]
Interest rate									0.10%
Cash And Cash Equivalent [Member] | Term Deposit [Member]
Financial Instruments (Details) [Line Items]
Cash accounts				$ 150,000
Interest rate				0.80%
Term deposit period				3 months
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate 0.01 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts									$ 3,231,661
Interest rate									0.01%
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate of 0.00 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts									$ 46,862	$ 66,841
Interest rate									0.00%	0.00%
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate of 0.00 One Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts									$ 119,340
Interest rate									0.00%
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate of 0.00 Two Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts									$ 21,523,678			$ 16,159,039
Interest rate									0.00%
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate of 0.10 Matures [Member]
Financial Instruments (Details) [Line Items]
Cash accounts	$ 150,000	$ 42,713
Interest rate	0.10%	0.10%
Term deposit period	3 months
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate of 0.05 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts						$ 3,000,000				$ 83,932
Interest rate						0.05%				0.05%
Term deposit period						90 days
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate of 0.60 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts										$ 3,448,551
Interest rate										0.60%
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate of 0 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts										$ 5,403,402	$ 9,726,016		$ 3,716,309
Interest rate										0.00%	0.00%
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate of 0.80 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts			$ 42,713
Interest rate			0.80%
Term deposit period			3 months
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate of 1.50 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts							$ 2,012,329
Interest rate							1.50%
Term deposit period							3 months
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate of 1.85 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts								$ 1,000,000
Interest rate								1.85%
Cash And Cash Equivalent [Member] | Term Deposit [Member] | Interest Rate of 2.00 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts				$ 150,000
Interest rate				2.00%
Cash And Cash Equivalent [Member] | Insurance risk [member] | Interest Rate of 0 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts														$ 6,836,116
Cash And Cash Equivalent [Member] | Interest Rate of 2.00 Percent [Member]
Financial Instruments (Details) [Line Items]
Cash accounts					$ 42,713
Interest rate					2.00%
Term deposit period					3 months